Operating Leases - Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases
Current operating lease liabilities	¥ 250,995	$ 39,387	¥ 246,394
Non- current operating lease liabilities	556,091	$ 87,263	502,481
Total operating lease liabilities	¥ 807,086		¥ 748,875